Income tax expense	12 Months Ended
Dec. 31, 2017
Income tax expense [abstract]
Income tax expense
33	Income tax expense

	For the year ended 31 December
	2017	2016	2015

Current income tax expense	1,942,238	3,905,968	6,386,149
Deferred income tax (Note 31)	(724,712)	(440,817)	(687,206)

Total	1,217,526	3,465,151	5,698,943

No Hong Kong profits tax has been provided as there were no estimated assessable profits in Hong Kong for the year (2016: nil).

The reconciliation of the effective income tax rate from the notional income tax rate is as follows:

	For the year ended 31 December
	2017	2016	2015

Notional tax on profit before income tax expense, calculated at the applicable income tax rates in the countries concerned	26.13%	25.16%	25.11%
Effect of tax losses not recognized	18.45%	1.58%	(0.12%)

Effect of deductible temporary differences not recognized	6.04%	(0.20%)	(0.16%)
Effect of non-taxable income	(12.37%)	(2.89%)	(1.77%)
Effect of non-deductible expenses	7.05%	1.09%	1.37%
Others	(1.84%)	0.35%	0.39%

Effective tax rate	43.46%	25.09%	24.82%

The Company and its PRC branches and subsidiaries are subject to income tax at 25%, except for certain PRC branches and subsidiaries that are tax exempted or taxed at preferential tax rates, as determined in accordance with the relevant PRC income tax rules and regulations for the years ended 31 December 2017 and 2016.

Pursuant to Guo Shui Han [2009] No. 33, starting from 1 January 2008, the Company and its PRC branches calculate and pay income tax on a consolidated basis according to relevant tax laws and regulations. The original regulation specifying locations for power plants and branches of the Company to make enterprise income tax payments was abolished. The income tax of subsidiaries remains to be calculated individually based on their individual operating results.

The income tax rate applicable to Singapore subsidiaries is 17% (2016: 17%).